Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
ASSETS
Cash and due from banks (Note 9)		¥ 50,972,491	¥ 49,977,480
Interest-earning deposits in other banks (Note 9)		58,848,056	53,346,721
Cash, due from banks and interest-earning deposits in other banks		109,820,547	103,324,201
Call loans and funds sold		1,315,761	1,256,075
Receivables under resale agreements (Note 15)		12,503,396	13,779,763
Receivables under securities borrowing transactions (Note 15)		4,496,376	3,369,903
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥5,032,178 and ¥8,857,073 in 2021 and 2022) (including ¥18,231,238 and ¥17,135,481 measured at fair value under the fair value option in 2021 and 2022) (Notes 9, 15, 23 and 31)		42,668,336	44,444,379
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,877,061 and ¥3,151,799 in 2021 and 2022)		45,798,442	47,117,813
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥105,029 and ¥148,763 in 2021 and 2022) (fair value of ¥3,939,143 and ¥4,606,305 in 2021 and 2022)		4,595,109	3,903,763
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,532 and ¥741 in 2021 and 2022) (including ¥5,866,846 and ¥5,111,630 in 2021 and 2022 measured at fair value)		5,422,200	6,222,920
Total investment securities		55,815,751	57,244,496
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥204,488 and ¥167,152 in 2021 and 2022) (Notes 4 and 9)		113,149,393	115,718,863
Allowance for credit losses (Note 4)	[1]	(1,470,701)	(1,348,391)
Net loans		111,678,692	114,370,472
Premises and equipment—net (Notes 5 and 7)		815,829	874,992
Customers’ acceptance liability		371,034	283,194
Intangible assets—net (Notes 2 and 6)		1,148,601	1,184,994
Goodwill (Notes 2 and 6)		303,611	370,852
Other assets (including assets held for sale relating to transferred business of MUFG Union Bank of 11,621,567 at March 31, 2022) (including net of allowance for credit losses of 14,741 and 13,998 at March 31, 2021 and 2022) (Notes 2,7,8,9,13,14 and 31)		26,712,084	13,321,304
Total assets		367,650,018	353,824,625
Deposits (Notes 9 and 10):
Domestic offices, Non-interest-bearing		33,584,539	32,287,997
Domestic offices, Interest-bearing		144,412,415	141,908,498
Overseas offices, Non-interest-bearing		2,911,513	6,233,108
Overseas offices, Interest-bearing		43,681,476	48,777,333
Total deposits		224,589,943	229,206,936
Call money, funds purchased		2,416,313	2,353,830
Payables under repurchase agreements (Notes 9, 15 and 16)		27,725,612	24,567,943
Payables under securities lending transactions (Notes 9, 15 and 16)		1,021,887	842,590
Due to trust account and other short-term borrowings (including ¥196,113 and ¥123,028 measured at fair value under the fair value option in 2021 and 2022) (Notes 9, 12 and 31)		22,850,600	18,079,554
Trading account liabilities (Notes 15, 23 and 31)		11,019,046	12,017,553
Bank acceptances outstanding		371,034	283,194
Other short-term borrowings		16,543,137	14,187,723
Long-term debt (including ¥402,823 and ¥483,051 measured at fair value under the fair value option in 2021 and 2022) (Notes 7, 9, 12 and 31)		34,696,599	35,157,651
Other liabilities (including liabilities held for sale relating to transferred business of MUFG Union Bank of ¥11,157,660 at March 31, 2022)(Notes 1, 2, 7, 8, 9, 13, 14, 15, 16, 26 and 31)		26,662,462	15,070,820
Total liabilities		351,353,496	337,580,071
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock (Notes 17 and 18) - common stock authorized, 33,000,000,000 shares; common stock issued, 13,581,995,120 shares and 13,281,995,120 shares at March 31, 2021 and 2022, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,327,772	5,533,761
Retained earnings (Notes 19 and 33):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,172,646	8,589,900
Accumulated other comprehensive income (loss), net of taxes (Note 20)		227,033	(289,481)
Treasury stock, at cost - 737,282,154 common shares and 668,286,238 common shares at March 31, 2021 and 2022		(452,224)	(503,072)
Total Mitsubishi UFJ Financial Group shareholders’ equity		15,605,068	15,660,949
Noncontrolling interests		691,454	583,605
Total equity		16,296,522	16,244,554
Total liabilities and equity		367,650,018	353,824,625
Consolidated VIEs
ASSETS
Cash and due from banks (Note 9)		6,728	2,698
Interest-earning deposits in other banks (Note 9)		27,382	30,422
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥5,032,178 and ¥8,857,073 in 2021 and 2022) (including ¥18,231,238 and ¥17,135,481 measured at fair value under the fair value option in 2021 and 2022) (Notes 9, 15, 23 and 31)		1,252,308	959,001
Investment securities (Notes 3, 9 and 31):
Total investment securities		1,824,892	1,727,292
Net loans		15,651,462	15,247,928
All other assets		195,795	161,075
Total assets		18,958,567	18,128,416
Deposits (Notes 9 and 10):
Total deposits		0	0
Other short-term borrowings		39,582	33,599
Long-term debt (including ¥402,823 and ¥483,051 measured at fair value under the fair value option in 2021 and 2022) (Notes 7, 9, 12 and 31)		449,231	457,763
Long-term debt		449,231	457,763
All other liabilities		95,219	103,457
Total liabilities		¥ 584,032	¥ 594,819

[1]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1.